BENEFIT PLANS (Detail Textuals)		12 Months Ended
	Oct. 04, 2004 USD ($) Installments shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares
Compensation and Retirement Disclosure [Abstract]
Description of 401(k) Plan		The Company has a 401(k) plan covering each eligible employee. Employees must be 21 years of age, work at least 1,000 hours per year, and have at least one year of service with the Company to be eligible to participate.
Percentage of contribution an employee's deferral		50.00%
Percentage of employee's salary		4.00%
Contribution from employer		$ 78,000	$ 65,000
Additional discretionary contributions amount		177,000	147,000
Total liability for the arrangements included in other liabilities		183,000	172,000
Expenses under other postretirement benefit plan		$ 11,000	$ 10,000
Number of share purchased | shares	257,062
Amount borrowed by ESOP for purchase of shares	$ 2,600,000
Employee Stock Ownership Plan, Borrowings, Initial variable interest rate	4.75%
Number of substantial equal annual installments | Installments	20
Employee Stock Ownership Plan, Borrowings, Current interest rate		3.25%	3.25%
Amount of ESOP expenses		$ 96,000	$ 81,000
Number of shares allocated | shares		138,850	126,071
Number of shares unallocated | shares		118,212	130,991
Fair value of unallocated ESOP shares		$ 958,000	$ 880,000